LONG-TERM LOANS FROM BANKS (Revolving Credit) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2014 Jazz [Member] USD ($)	Dec. 31, 2014 Jazz [Member] Prime Rate [Member] Minimum [Member]	Dec. 31, 2014 Jazz [Member] Prime Rate [Member] Maximum [Member]	Dec. 31, 2014 Jazz [Member] LIBOR [Member] Minimum [Member]	Dec. 31, 2014 Jazz [Member] LIBOR [Member] Maximum [Member]	Dec. 31, 2014 TJP [Member]	Dec. 31, 2013 TJP [Member] U.S. Dollars [Member] USD ($)	Dec. 31, 2014 TJP [Member] JPY [Member] JPY (¥)	Dec. 31, 2014 TJP [Member] TIBOR or LIBOR [Member]
Line of Credit Facility [Line Items]
Term	5 years					3 years
Maximum borrowing amount	$ 70,000							¥ 4,000,000
Basis spread over variable interest rate		0.50%	1.00%	1.75%	2.25%				2.60%
Borrowing capacity	54,000						25,000
Borrowing utilized amount	24,000
Amount outstanding	19,100						11,000
Letters of credit outstanding amount	$ 5,000
Maturity date	Dec. 31, 2018